SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Allowance for doubtful debts	$ 50	$ 116
Advertising costs	$ 202	$ 130	$ 89
Sales Revenue, Goods, Net [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	70.00%	67.00%	52.00%
Sales Revenue, Goods, Net [Member] | Customer One [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	37.00%	38.00%	42.00%
Sales Revenue, Goods, Net [Member] | Customer Two [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	33.00%	29.00%	10.00%
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	64.00%	65.00%	37.00%
Minimum [Member]
Accounting Policies [Line Items]
Ownership interest	20.00%
Maximum [Member]
Accounting Policies [Line Items]
Ownership interest	50.00%
FDIC Insured amount	$ 250
Letter of Credit [Member]
Accounting Policies [Line Items]
Restricted cash	274	$ 274
Cash Restricted For Payments To Local Tax Authorities [Member]
Accounting Policies [Line Items]
Restricted cash	4,114	$ 4,485
UNITED STATES
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	318
Europe Japan And Israel [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	$ 11,982